Finance costs (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Disclosure of detailed information about borrowings [line items]
Interest income	$ (2,036)	$ (1,147)
Accretion on tangible benefit obligation	420	539
Interest on completed and released productions	1,820	0
Amortization of deferred financing fees	3,628	4,992
Write-down of term facility unamortized issue costs	7,641	0
Interest on finance leases	703	690
Finance costs	52,236	50,109
Interest expense on bank indebtedness
Disclosure of detailed information about borrowings [line items]
Interest expense on borrowings	426	788
Interest on long-term debt
Disclosure of detailed information about borrowings [line items]
Interest expense on borrowings	37,239	42,661
Accretion on Senior Unsecured Convertible Debentures
Disclosure of detailed information about borrowings [line items]
Interest expense on borrowings	$ 2,395	$ 1,586